UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2006

                     DATE OF REPORTING PERIOD: JUNE 30, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.


================================================================================



                               THE ANALYTIC FUNDS

                                     [LOGO]
                                    Analytic
                                       INVESTORS


                               SEMI-ANNUAL REPORT
                                  June 30, 2006


                         THE ADVISORS' INNER CIRCLE FUND


                         ANALYTIC SHORT-TERM INCOME FUND

                         ANALYTIC GLOBAL LONG-SHORT FUND


================================================================================

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS
                                                                  JUNE 30, 2006

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Statement of Net Assets
   Short-Term Income Fund .................................................    1

Schedule of Investments
   Global Long-Short Fund .................................................    5

Statement of Assets and Liabilities
   Global Long-Short Fund .................................................   16

Statements of Operations ..................................................   17

Statements of Changes in Net Assets .......................................   18

Financial Highlights
   Short-Term Income Fund .................................................   19
   Global Long-Short Fund .................................................   20

Notes to Financial Statements .............................................   21

Disclosure of Fund Expenses ...............................................   29

--------------------------------------------------------------------------------




The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors' Inner Circle Fund use to determine how to vote proxies relating to portfolio securities is available, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) by calling 1-866-777-7818; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       SHORT-TERM INCOME FUND
                                                       JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

U.S. Government Agency Obligations      56.7%
U.S. Treasury Obligations               39.5%
Cash Equivalent                          3.8%

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 56.3%
--------------------------------------------------------------------------------

                                                    FACE AMOUNT       VALUE
                                                    ------------   ------------
FEDERAL HOME LOAN BANK -- 15.5%
      4.625%, 11/21/08 ..........................   $  3,000,000   $  2,945,454
      4.125%, 04/18/08 ..........................      1,100,000      1,075,146
      3.875%, 08/22/08 ..........................      2,000,000      1,936,742
      2.750%, 03/14/08 ..........................      2,000,000      1,912,320
      2.625%, 07/15/08 ..........................      2,000,000      1,893,070
                                                                   ------------
                                                                      9,762,732
                                                                   ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 17.3%
      5.750%, 04/15/08 ..........................      1,100,000      1,104,829
      5.750%, 03/15/09 ..........................      1,000,000      1,007,500
      4.875%, 02/17/09 ..........................      2,000,000      1,973,690
      4.625%, 12/19/08 ..........................      3,000,000      2,944,206
      3.875%, 06/15/08 ..........................      2,000,000      1,941,616
      3.625%, 09/15/08 ..........................      2,000,000      1,924,874
                                                                   ------------
                                                                     10,896,715
                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 23.5%
      6.375%, 06/15/09 ..........................      2,000,000      2,049,700
      6.000%, 05/15/08 ..........................      1,000,000      1,009,070
      5.750%, 02/15/08 ..........................        700,000        702,702
      5.250%, 01/15/09 ..........................      1,500,000      1,492,950
      4.875%, 04/15/09 ..........................      2,000,000      1,970,508
      4.500%, 10/15/08 ..........................      3,000,000      2,940,726
      4.250%, 05/15/09 ..........................      2,000,000      1,938,012
      3.875%, 07/15/08 ..........................      1,100,000      1,066,683
      3.125%, 12/15/07 ..........................      1,300,000      1,257,462
      3.000%, 08/15/07 ..........................        400,000        389,202
                                                                   ------------
                                                                     14,817,015
                                                                   ------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $36,124,173) ........................                    35,476,462
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       SHORT-TERM INCOME FUND
                                                       JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 39.3%
--------------------------------------------------------------------------------

                                                    FACE AMOUNT/
                                                      SHARES/
                                                     CONTRACTS        VALUE
                                                    ------------   ------------
   U.S. Treasury Bills (A)
      4.822%, 10/19/06 (C) ......................   $ 24,800,000   $ 24,437,647
      4.568%, 07/27/06 (B) ......................        300,000        299,122
                                                                   ------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $24,741,557).........................                    24,736,769
                                                                   ------------
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 3.8%
--------------------------------------------------------------------------------
   HighMark Diversified Money Market Fund,
      Fiduciary Shares, 4.860% (D)
      (Cost $2,399,887) .........................      2,399,887      2,399,887
                                                                   ------------
   TOTAL INVESTMENTS -- 99.4%
      (Cost $63,265,617) ........................                    62,613,118
                                                                   ------------
--------------------------------------------------------------------------------
WRITTEN INDEX OPTION CONTRACTS -- (0.1)%
--------------------------------------------------------------------------------
   AMEX M/S Commodity, July 2006, 490 Put .......            (72)       (21,600)
   CBOE Dow Jones Utility Average, July 2006,
      380 Put ...................................            (62)        (2,480)
   Morgan Stanley Consumer Index, July 2006,
      580 Put ...................................            (61)       (15,250)
   PHLX Bank Index, July 2006, 97.5 Put .........           (365)        (7,300)
   PHLX Utility Index, July 2006, 405 Put .......            (87)        (5,220)
   S&P 100 Index, July 2006, 545 Put ............            (65)        (2,600)
   S&P 500 Index, July 2006, 1190 Put ...........            (30)        (3,300)
                                                                   ------------
   TOTAL WRITTEN INDEX OPTION CONTRACTS
      (Premiums received $130,005) ..............                       (57,750)
                                                                   ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.7%
--------------------------------------------------------------------------------
   Receivable due from Investment Adviser .......                        29,071
   Income Distribution Payable ..................                      (209,430)
   Payable for Capital Shares Redeemed ..........                      (121,917)
   Administration Fees Payable ..................                       (18,076)
   Chief Compliance Officer Fees Payable ........                        (6,767)
   Trustees' Fees Payable .......................                          (114)
   Other Assets and Liabilities, Net ............                       777,096
                                                                   ------------
   TOTAL OTHER ASSETS AND LIABILITIES ...........                       449,863
                                                                   ------------
   NET ASSETS -- 100.0% .........................                  $ 63,005,231
                                                                   ============





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       SHORT-TERM INCOME FUND
                                                       JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------

                                                                      VALUE
                                                                   ------------
   Paid-in Capital ..............................                  $ 64,795,044
   Distributions in Excess of Net Investment
      Income ....................................                      (293,042)
   Accumulated Net Realized Loss on Investments,
      Options, and Futures Contracts ............                      (775,950)
   Net Unrealized Depreciation on Investments and
      Options Contracts .........................                      (580,244)
   Net Unrealized Depreciation on Futures
      Contracts .................................                       (28,498)
   Net Unrealized Depreciation on Forward Foreign
      Currency Contracts, Foreign Currency and
      Translation of Other Assets and Liabilities
      Denominated in Foreign Currency ...........                      (112,079)
                                                                   ------------
   NET ASSETS ...................................                  $ 63,005,231
                                                                   ============
INSTITUTIONAL CLASS SHARES:
Outstanding Shares of beneficial interest
   (unlimited authorization -- no par value) ....                     6,224,923
                                                                   ------------
NET ASSET VALUE, Offering and
   Redemption Price Per Share ...................                  $      10.12
                                                                   ============





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       SHORT-TERM INCOME FUND
                                                       JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
The following forward currency contracts were outstanding as of June 30, 2006:

                                                                                      UNREALIZED
                          CURRENCY TO               CURRENCY TO       CONTRACT      APPRECIATION/
MATURITY DATE               RECEIVE                   DELIVER           VALUE       (DEPRECIATION)
-------------             -----------               -----------      ----------     --------------
07/21/06          AUD      7,300,000       USD        5,382,473      $5,420,502       $  38,029
07/21/06          NOK     34,000,000       USD        5,451,361       5,474,321          22,960
07/21/06          NZD      3,000,000       USD        1,844,865       1,827,573         (17,292)
07/21/06          SEK     22,000,000       USD        2,985,479       3,060,674          75,195
07/21/06          USD      4,850,543       CHF        6,000,000       4,911,334         (60,791)
07/21/06          USD      5,417,050       EUR        4,300,000       5,506,317         (89,267)
07/21/06          USD      5,713,108       GBP        3,100,000       5,735,781         (22,673)
07/21/06          USD      5,260,832       JPY      606,000,000       5,319,072         (58,240)
                                                                                      ---------
                                                                                      $(112,079)
                                                                                      =========

The Fund had futures contracts open as of June 30, 2006:

                              NUMBER
      CONTRACT                  OF            SETTLEMENT         UNREALIZED
      DESCRIPTION            CONTRACTS          MONTH           DEPRECIATION
      ----------------       ---------       ------------       ------------
      U.S. 2 Year Note          38           October 2006         $(28,498)
                                                                  ========

(A) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) ALL OR A PORTION OF THESE SECURITIES HAVE BEEN PLEDGED AS COLLATERAL FOR FUTURES CONTRACTS.

(C) ALL OR A PORTION OF THESE SECURITIES HAS BEEN PLEDGED AS COLLATERAL FOR WRITTEN INDEX OPTION CONTRACTS.

(D)   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2006.

AUD   AUSTRALIAN DOLLAR

CHF   SWISS FRANC

EUR   EURO

GBP   BRITISH POUND

JPY   JAPANESE YEN

NOK   NORWEGIAN KRONE

NZD   NEW ZEALAND DOLLAR

SEK   SWEDISH KRONA

USD   UNITED STATES DOLLAR





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

INDUSTRY WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Financial Services                        11.8%
Consumer Products                          7.7%
U.S. Treasury Obligations                  6.9%
Telephone & Telecommunications             6.8%
Computers & Services                       6.7%
Building & Construction                    6.2%
Metals & Mining                            6.1%
Cash Equivalents                           5.0%
Medical Products & Services                4.3%
Media                                      4.3%
Retail                                     4.2%
Insurance                                  3.9%
Food, Beverage & Tobacco                   3.8%
Utilities                                  3.8%
Transportation Services                    3.7%
Real Estate                                3.5%
Petroleum                                  3.3%
Electric Equipment & Services              2.9%
Aircraft                                   1.7%
Agricultural Operations                    0.8%
Aerospace & Defense                        0.7%
Automotive                                 0.7%
Paper & Paper Products                     0.7%
Chemicals                                  0.4%
Banks                                      0.1%

+ PERCENTAGES BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
COMMON STOCK (C) -- 110.5%
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                    ------------   ------------
AUSTRALIA -- 8.1%
   BHP Billiton .................................          7,651   $    164,844
   CSR ..........................................         39,620         98,609
   Downer EDI ...................................          8,003         44,237
   Futuris ......................................         23,663         36,919
   ING Industrial Fund ..........................         33,180         54,972
   Investa Property Group .......................          4,937          8,033
   OneSteel .....................................         14,962         45,242
   Rio Tinto ....................................          2,602        150,399
   Santos .......................................          3,541         31,832
                                                                   ------------
                                                                        635,087
                                                                   ------------
BELGIUM -- 2.6%
   Delhaize Group ...............................          2,921        202,435
                                                                   ------------
DENMARK -- 0.9%
   TDC ..........................................          2,078         67,679
                                                                   ------------
FINLAND -- 1.5%
   Fortum .......................................          4,711        120,475
                                                                   ------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK (C) - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                    ------------   ------------
FRANCE -- 4.9%
   Air France-KLM ...............................          4,782   $    112,385
   Bouygues .....................................          1,596         82,038
   Lagardere SCA ................................          2,580        190,349
                                                                   ------------
                                                                        384,772
                                                                   ------------
GERMANY -- 0.5%
   Deutsche Lufthansa ...........................            807         14,859
   Fresenius Medical Care .......................            137         14,305
   Merck KGaA* ..................................            105          9,546
   TUI ..........................................            130          2,575
                                                                   ------------
                                                                         41,285
                                                                   ------------
GREECE -- 1.1%
   Intracom Holdings ............................          9,031         60,047
   Technical Olympic ............................          6,500         29,256
                                                                   ------------
                                                                         89,303
                                                                   ------------
HONG KONG -- 1.6%
   New World Development ........................         75,000        123,600
                                                                   ------------
IRELAND -- 1.7%
   CRH ..........................................            418         13,624
   Irish Life & Permanent -- (Euro) .............          1,968         47,107
   Irish Life & Permanent -- (Dublin) ...........          3,078         73,204
   Kerry Group, Cl A ............................             16            344
                                                                   ------------
                                                                        134,279
                                                                   ------------
ITALY -- 3.1%
   Benetton Group ...............................          4,585         68,476
   Italcementi ..................................          6,960        176,031
                                                                   ------------
                                                                        244,507
                                                                   ------------
JAPAN -- 12.0%
   Alps Electric ................................          5,000         62,546
   Casio Computer* ..............................          3,000         57,342
   Chiyoda ......................................          2,000         40,940
   Daicel Chemical Industries ...................          1,000          8,179
   Fuji Electric Holdings .......................          2,000         10,480
   Glory ........................................            100          1,925
   Hitachi ......................................          4,000         26,453
   Itochu .......................................          1,000          8,791



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK (C) - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                    ------------   ------------
JAPAN -- (CONTINUED)
   Kinden .......................................          1,000   $      8,582
   Kirin Brewery ................................         11,000        173,109
   Matsushita Electric Industrial ...............          6,000        126,755
   Mitsubishi Paper Mills* ......................          9,000         17,635
   Mitsui Engineering & Shipbuilding ............          3,000          9,185
   Nippon Telegraph & Telephone .................              8         39,260
   Nishi-Nippon City Bank .......................          1,000          4,794
   Pioneer ......................................          3,400         54,904
   Rinnai .......................................          1,400         37,108
   Shimachu .....................................          1,900         49,696
   Sony .........................................          2,400        106,023
   Sumitomo Bakelite ............................          1,000          9,395
   Teijin .......................................          5,000         31,754
   Yamaha Motor .................................          2,200         57,543
                                                                   ------------
                                                                        942,399
                                                                   ------------
NETHERLANDS -- 4.5%
   Koninklijke DSM ..............................            598         24,896
   OCE ..........................................          9,159        134,445
   Wolters Kluwer ...............................          8,192        193,469
                                                                   ------------
                                                                        352,810
                                                                   ------------
NEW ZEALAND -- 0.8%
   Fletcher Building ............................          8,555         47,762
   Kiwi Income Property Trust ...................         15,746         13,162
                                                                   ------------
                                                                         60,924
                                                                   ------------
NORWAY -- 0.7%
   Norsk Hydro ASA ..............................          2,234         59,237
                                                                   ------------
PORTUGAL -- 0.3%
   Sonae Industria SGPS SA/New* .................          2,586         22,253
                                                                   ------------
SINGAPORE -- 2.5%
   CapitaLand ...................................            346            985
   Datacraft Asia* ..............................         18,000         16,920
   DBS Group Holdings ...........................            114          1,305
   Singapore Telecommunications* ................         18,786         30,174
   United Overseas Land .........................         80,000        144,686
                                                                   ------------
                                                                        194,070
                                                                   ------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK (C) - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                    ------------   ------------
SPAIN -- 1.1%
   NH Hoteles ...................................          4,953   $     88,791
                                                                   ------------
SWEDEN -- 0.1%
   Billerud* ....................................            565          7,491
                                                                   ------------
SWITZERLAND -- 2.6%
   Roche Holding ................................            751        132,115
   Schindler Holding ............................          1,418         73,446
                                                                   ------------
                                                                        205,561
                                                                   ------------
UNITED KINGDOM -- 12.4%
   AWG ..........................................          7,408        164,144
   BHP Billiton .................................          7,154        138,801
   British Airways* .............................          5,907         37,447
   Corus Group ..................................          2,047         17,283
   De La Rue ....................................            701          7,086
   GKN ..........................................         13,225         66,777
   International Power ..........................         16,818         88,496
   Ladbrokes ....................................         11,461         86,381
   Punch Taverns ................................          9,559        154,699
   Telent* ......................................          5,346         51,466
   WPP Group ....................................         13,100        158,580
                                                                   ------------
                                                                        971,160
                                                                   ------------
UNITED STATES -- 47.5%
   AmerisourceBergen ............................          1,729         72,480
   Anadarko Petroleum ...........................          2,709        129,192
   AON ..........................................          1,687         58,741
   Archer-Daniels-Midland .......................          1,805         74,510
   Autonation* ..................................          9,484        203,337
   Bear Stearns .................................          1,158        162,213
   CenturyTel ...................................          2,493         92,615
   CIT Group ....................................          3,007        157,236
   Comcast, Cl A* ...............................          1,000         32,740
   Computer Sciences* ...........................          3,353        162,419
   Convergys* ...................................          5,986        116,727
   CSX ..........................................          3,191        224,774
   Devon Energy .................................          1,232         74,425
   Electronic Data Systems ......................          9,419        226,621
   Emerson Electric .............................             19          1,592
   Federated Department Stores ..................             92          3,367
   Fiserv* ......................................          2,983        135,309



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK (C) - CONTINUED
--------------------------------------------------------------------------------

                                                      SHARES/
                                                    FACE AMOUNT       VALUE
                                                    ------------   ------------
UNITED STATES -- (CONTINUED)
   Freeport-McMoRan Copper & Gold, Cl B .........          1,595   $     88,379
   Freescale Semiconductor, Cl B* ...............            581         17,081
   Genworth Financial, Cl A .....................            340         11,846
   Goldman Sachs Group ..........................          1,679        252,572
   Hewlett-Packard ..............................             29            919
   Jabil Circuit* ...............................             12            307
   Laboratory Corp of America Holdings* .........          1,392         86,624
   Lehman Brothers Holdings .....................          3,478        226,592
   Lincoln National .............................          3,052        172,255
   Loews ........................................          3,996        141,658
   Merrill Lynch ................................          3,532        245,686
   Micron Technology* ...........................             52            783
   Norfolk Southern .............................          2,284        121,555
   Northrop Grumman .............................            836         53,554
   Omnicare .....................................          2,190        103,850
   Omnicom Group ................................            368         32,785
   Pioneer Natural Resources ....................            666         30,909
   Qwest Communications International* ..........         14,851        120,145
   Raytheon .....................................            446         19,878
   Tribune ......................................            332         10,767
   Union Pacific ................................            199         18,499
   Weyerhaeuser .................................            750         46,688
                                                                   ------------
                                                                      3,731,630
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $8,013,009) .........................                     8,679,748
                                                                   ------------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 8.6%
--------------------------------------------------------------------------------
   U.S. Treasury Bill (A)(B)
      4.568%, 07/27/06
      (Cost $677,786) ...........................   $    680,000        678,009
                                                                   ------------
--------------------------------------------------------------------------------
CASH EQUIVALENTS (D) -- 6.3%
--------------------------------------------------------------------------------
   HighMark Diversified Money Market Fund,
      Fiduciary Shares, 4.860% ..................        308,764        308,764
   Union Bank of California Money Market Fund,
      4.260% ....................................        181,324        181,324
                                                                   ------------
   TOTAL CASH EQUIVALENTS
      (Cost $490,088) ...........................                       490,088
                                                                   ------------
   TOTAL INVESTMENTS -- 125.4%
      (Cost $9,180,883)..........................                     9,847,845
                                                                   ------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT -- (112.5)%
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                    ------------   ------------
AUSTRALIA -- (11.0)%
   Alumina ......................................        (11,205)  $    (56,192)
   AMP ..........................................        (19,814)      (134,401)
   Mirvac Group .................................        (12,901)       (41,694)
   Perpetual ....................................         (3,341)      (181,572)
   Telstra ......................................        (20,195)       (55,214)
   Transurban Group .............................        (28,438)      (146,839)
   Westfield Group ..............................        (19,393)      (249,690)
                                                                   ------------
                                                                       (865,602)
                                                                   ------------
AUSTRIA -- (0.1)%
   Oest Elektrizitatswirts, Cl A ................           (210)       (10,096)
                                                                   ------------
BELGIUM -- (0.5)%
   Euronav ......................................         (1,273)       (39,163)
                                                                   ------------
DENMARK -- (0.2)%
   GN Store Nord* ...............................           (986)       (11,324)
   Novozymes, Cl B ..............................            (93)        (6,281)
                                                                   ------------
                                                                        (17,605)
                                                                   ------------
FINLAND -- (0.7)%
   Elisa ........................................           (456)        (8,682)
   Neste Oil Oyj ................................         (1,415)       (49,828)
                                                                   ------------
                                                                        (58,510)
                                                                   ------------
FRANCE -- (6.3)%
   Alcatel* .....................................         (5,748)       (72,909)
   France Telecom ...............................         (5,278)      (113,447)
   L'Oreal ......................................         (1,018)       (96,129)
   Sanofi-Aventis ...............................           (185)       (18,049)
   Technip ......................................           (170)        (9,412)
   Thomson* .....................................         (7,602)      (125,684)
   Unibail ......................................           (324)       (56,467)
                                                                   ------------
                                                                       (492,097)
                                                                   ------------
GERMANY -- (2.5)%
   Deutsche Post ................................         (2,153)       (57,702)
   MLP ..........................................           (418)        (8,610)
   SAP ..........................................           (630)      (132,916)
                                                                   ------------
                                                                       (199,228)
                                                                   ------------




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                    ------------   ------------
IRELAND -- (0.2)%
   Depfa Holding ................................           (837)  $    (13,870)
                                                                   ------------
JAPAN -- (15.7)%
   Aiful ........................................         (1,600)       (85,518)
   All Nippon Airways ...........................         (4,000)       (15,396)
   Central Glass ................................         (9,000)       (53,615)
   Credit Saison ................................         (2,200)      (104,308)
   Fast Retailing ...............................           (200)       (16,358)
   Furukawa Electric* ...........................         (8,000)       (51,787)
   Jafco ........................................           (200)       (12,002)
   Kintetsu .....................................        (32,000)      (106,933)
   Kurita Water Industries ......................           (100)        (2,056)
   Millea Holdings ..............................             (1)       (18,633)
   Mitsui Osk Lines .............................         (4,000)       (27,223)
   NET One Systems ..............................            (18)       (33,539)
   NGK Insulators ...............................         (2,000)       (23,409)
   Nintendo .....................................           (800)      (134,366)
   Nippon Steel .................................        (21,000)       (79,543)
   Nissan Motors ................................         (1,800)       (19,682)
   Sekisui Chemical .............................         (3,000)       (25,928)
   Shimano ......................................           (200)        (6,123)
   Shionogi .....................................         (1,000)       (17,845)
   Sumitomo Metal ...............................         (4,000)       (16,516)
   T&D Holdings .................................         (1,050)       (84,963)
   Takefuji .....................................           (720)       (42,955)
   Tobu Railway .................................        (25,000)      (119,407)
   TonenGeneral Sekiyu KK .......................        (12,899)      (132,697)
                                                                   ------------
                                                                     (1,230,802)
                                                                   ------------
NETHERLANDS -- (4.0)%
   ASML Holding* ................................         (3,851)       (77,998)
   Reed Elsevier Nv .............................        (15,561)      (233,991)
                                                                   ------------
                                                                       (311,989)
                                                                   ------------
NEW ZEALAND -- (2.4)%
   Auckland International Airport ...............        (78,529)      (103,974)
   Telecom Corp of New Zealand ..................        (35,420)       (87,311)
                                                                   ------------
                                                                       (191,285)
                                                                   ------------
SINGAPORE -- (0.4)%
   Keppel .......................................         (3,000)       (27,888)
                                                                   ------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                    ------------   ------------
SPAIN -- (0.1)%
   Cintra Concesiones de Infrae .................           (576)  $     (7,527)
                                                                   ------------
SWEDEN -- (3.0)%
   Assa Abloy, Cl B .............................         (2,152)       (36,148)
   Hennes & Mauritz, Cl B .......................         (2,489)       (96,403)
   Hoganas, Cl B* ...............................         (1,286)       (31,956)
   Lundin Petroleum* ............................         (2,385)       (28,888)
   Tele2 AB, Cl B ...............................         (3,806)       (38,438)
                                                                   ------------
                                                                       (231,833)
                                                                   ------------
SWITZERLAND -- (5.8)%
   ABB ..........................................         (4,667)       (60,576)
   Ciba Specialty Chemicals .....................            (61)        (3,394)
   Swisscom .....................................           (167)       (54,871)
   UBS* .........................................         (1,848)      (202,149)
   Zurich Financial Services ....................           (610)      (133,453)
                                                                   ------------
                                                                       (454,443)
                                                                   ------------
UNITED KINGDOM -- (17.9)%
   Aegis Group ..................................         (7,494)       (18,053)
   Berkeley Group Holdings* .....................         (6,836)      (153,367)
   BP ...........................................         (6,736)       (78,552)
   Britannic ....................................         (1,966)       (24,363)
   Burberry Group ...............................        (14,310)      (113,809)
   Cairn Energy* ................................            (22)          (892)
   Cattles ......................................        (23,791)      (144,879)
   Centrica .....................................        (29,568)      (155,997)
   Electrocomponents ............................        (29,505)      (126,469)
   Imperial Tobacco Group .......................           (731)       (22,565)
   Isoft Group ..................................         (3,028)        (4,326)
   Kingfisher ...................................           (443)        (1,954)
   Lloyds TSB Group .............................            (59)          (580)
   Provident Financial ..........................         (1,637)       (18,620)
   Prudential ...................................           (189)        (2,136)
   Rank Group ...................................        (33,601)      (123,983)
   Reed Elsevier ................................        (23,033)      (232,601)
   United Business Media ........................         (3,002)       (35,952)
   Vodafone Group ...............................        (67,016)      (142,852)
                                                                   ------------
                                                                     (1,401,950)
                                                                   ------------





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                    ------------   ------------
UNITED STATES -- (41.7)%
   3M ...........................................           (507)  $    (40,950)
   Aetna ........................................           (396)       (15,812)
   Alcoa ........................................         (4,649)      (150,442)
   Amazon.com* ..................................           (381)       (14,737)
   American Express .............................           (399)       (21,235)
   American Standard ............................         (1,343)       (58,112)
   Apollo Group, Cl A* ..........................         (1,335)       (68,979)
   Apple Computer* ..............................           (356)       (20,335)
   Avon Products ................................         (3,520)      (109,120)
   Bank of New York .............................         (1,122)       (36,128)
   Baxter International .........................            (98)        (3,602)
   Bristol-Myers Squibb .........................         (1,681)       (43,471)
   Broadcom, Cl A* ..............................           (434)       (13,042)
   Cablevision Systems, Cl A* ...................           (923)       (19,798)
   Campbell Soup ................................           (465)       (17,256)
   Carnival .....................................         (1,894)       (79,056)
   CBS, Cl B ....................................           (312)        (8,440)
   Chevron ......................................           (856)       (53,123)
   Coca-Cola ....................................         (2,823)      (121,445)
   ConAgra Foods ................................         (1,224)       (27,063)
   Dominion Resources of Virginia ...............         (1,117)       (83,540)
   EI du Pont de Nemours ........................           (232)        (9,651)
   Electronic Arts* .............................           (510)       (21,950)
   Eli Lilly ....................................           (675)       (37,307)
   Expeditors International of Washington .......           (430)       (24,084)
   Exxon Mobil ..................................         (1,510)       (92,639)
   Fastenal .....................................         (2,326)       (93,715)
   Fifth Third Bancorp ..........................           (450)       (16,628)
   Ford Motor ...................................        (16,115)      (111,677)
   Genuine Parts ................................            (45)        (1,875)
   H & R Block ..................................         (1,874)       (44,714)
   Harley-Davidson ..............................           (121)        (6,642)
   HJ Heinz .....................................           (762)       (31,410)
   Illinois Tool Works ..........................           (974)       (46,265)
   International Paper ..........................         (1,653)       (53,392)
   Interpublic Group ............................         (7,489)       (62,533)
   JDS Uniphase* ................................         (7,214)       (18,251)
   Kimberly-Clark ...............................           (938)       (57,875)
   Marsh & McLennan .............................         (5,029)      (135,230)
   Mellon Financial .............................         (3,280)      (112,930)
   Merck ........................................         (1,024)       (37,304)
   Murphy Oil ...................................           (273)       (15,250)



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                    ------------   ------------
UNITED STATES -- (CONTINUED)
   Network Appliance* ...........................           (378)  $    (13,343)
   Newell Rubbermaid ............................         (3,869)       (99,936)
   Northern Trust ...............................           (377)       (20,848)
   Owens-Illinois* ..............................         (3,766)       (63,118)
   Patterson* ...................................         (2,479)       (86,591)
   Plum Creek Timber ............................         (4,290)      (152,295)
   Progress Energy ..............................           (210)        (9,003)
   Qualcomm .....................................         (1,410)       (56,499)
   Reliant Energy* ..............................         (3,502)       (41,954)
   Sirius Satellite Radio* ......................        (10,044)       (47,709)
   SLM ..........................................           (609)       (32,228)
   Southern .....................................           (532)       (17,051)
   Southwest Airlines ...........................         (4,356)       (71,308)
   Starbucks* ...................................           (892)       (33,682)
   Tenet Healthcare* ............................         (2,395)       (16,717)
   TXU ..........................................         (1,498)       (89,565)
   Unisys* ......................................        (23,279)      (146,192)
   Viacom, Cl B .................................           (140)        (5,018)
   Waste Management .............................         (4,234)      (151,916)
   Whole Foods Market ...........................           (969)       (62,636)
   XM Satellite Radio* ..........................         (1,221)       (17,888)
                                                                   ------------
                                                                     (3,272,505)
                                                                   ------------
   TOTAL SECURITIES SOLD SHORT
      (Proceeds received $8,460,316).............                  $ (8,826,393)
                                                                   ------------





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
The Fund had futures contracts open as of June 30, 2006:

                                 NUMBER                             UNREALIZED
      CONTRACT                     OF            SETTLEMENT       APPRECIATION/
      DESCRIPTION               CONTRACTS           MONTH         (DEPRECIATION)
      -----------               ---------      --------------     --------------
      Amsterdam Index              10            July 2006          $  64,619
      Australian Dollar            22          September 2006          (6,710)
      British Pound               (10)         September 2006          (1,312)
      CAC40 10 Euro Index          (7)           July 2006            (32,507)
      Canadian Dollar               9          September 2006         (14,940)
      DAX Index                     2          September 2006          24,565
      DJ Euro Stoxx 50 Index       10          September 2006          28,937
      Euro Future                  (9)         September 2006         (17,887)
      FTSE 100 Index               12          September 2006          62,012
      Hang Seng Index               2            July 2006              6,735
      IBEX 35 Plus Index            4            July 2006             38,955
      Japanese Yen                (14)         September 2006           7,263
      OMX Index                    84            July 2006             50,056
      S&P 500 E Mini Index          4          September 2006           2,640
      S&P 500 Index                 2          September 2006           6,550
      S&P/MIB Index                (4)         September 2006         (46,057)
      S&P/TSE 60 Index             (6)         September 2006         (11,811)
      SPI 200 Index                (7)         September 2006         (28,210)
      Swiss Franc                  17          September 2006           8,500
      Topix Index                   8          September 2006          22,897
                                                                    ---------
                                                                    $ 164,295
                                                                    =========

PERCENTAGES ARE BASED ON NET ASSETS OF $7,853,377.

  *   NON-INCOME PRODUCING SECURITY

 CL   CLASS

(A) THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR FUTURES CONTRACTS.

(C) ALL OR A PORTION OF THESE SECURITIES HAS BEEN PLEDGED AS COLLATERAL FOR SECURITIES SOLD SHORT.

(D)   RATES SHOWN ARE THE 7-DAY EFFECTIVE YIELDS AS OF JUNE 30, 2006.





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS
Investments, at Cost ...........................................   $  9,180,883
                                                                   ============

Investments, at Value -- Note 2 ................................      9,847,845
Deposit with Broker for Securities Sold Short ..................      6,751,720
Foreign Currency (Cost $470) ...................................            469
Receivable for Capital Shares Sold .............................          3,582
Receivable for Variation Margin on Futures Contracts ...........         62,197
Receivable due from Investment Adviser .........................          9,721
Accrued Income .................................................         22,424
Other Assets ...................................................          9,481
                                                                   ------------
     Total Assets ..............................................     16,707,439
                                                                   ------------

LIABILITIES
Payable for Securities Sold Short at Value (Proceeds
   $8,460,316) .................................................      8,826,393
Payable for Capital Shares Redeemed ............................             80
Payable for Dividends on Securities Sold Short .................         20,216
Administration Fees Payable ....................................          2,472
Chief Compliance Officer Fees Payable ..........................            829
Trustees' Fees Payable .........................................            100
Other Payables .................................................          3,972
                                                                   ------------
     Total Liabilities .........................................      8,854,062
                                                                   ------------
NET ASSETS .....................................................   $  7,853,377
                                                                   ============

NET ASSETS CONSIST OF:
Paid-in Capital ................................................   $  8,914,912
Undistributed Net Investment Income ............................        110,377
Accumulated Net Realized Loss ..................................     (1,637,590)
Unrealized Appreciation on Investments (including securities
   sold short) .................................................        300,885
Unrealized Appreciation on Futures Contracts ...................        164,295
Unrealized Appreciation on Foreign Currency and Translation of
   Other Assets and Liabilities in Foreign Currency ............            498
                                                                   ------------
Net Assets .....................................................   $  7,853,377
                                                                   ============

INSTITUTIONAL CLASS SHARES:
Outstanding Shares of Beneficial Interest (unlimited
   authorization -- no par value) ..............................        726,780
                                                                   ------------
NET ASSET VALUE, Offering and Redemption Price Per Share .......   $      10.81
                                                                   ============





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       FOR THE SIX-MONTHS ENDED
                                                       JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                             SHORT-TERM      GLOBAL LONG-SHORT
                                                             INCOME FUND           FUND
                                                             -----------     -----------------
INVESTMENT INCOME
Dividends ................................................   $    42,078        $   171,374
Interest .................................................     1,149,841             90,353
Less: Foreign Taxes Withheld .............................            --            (11,790)
                                                             -----------        -----------
   TOTAL INVESTMENT INCOME ...............................     1,191,919            249,937
                                                             -----------        -----------
EXPENSES
Investment Advisory Fees .................................        80,987             34,888
Administration Fees ......................................       109,860             14,113
Trustees' Fees ...........................................         7,686                898
Chief Compliance Officer Fees ............................         5,233                712
Shareholder Servicing Fees ...............................        57,945              4,832
Dividends on Securities Sold Short .......................            --             94,205
Transfer Agent Fees ......................................        36,867             15,608
Legal Fees ...............................................        27,291              8,142
Registration and Filing Fees .............................         6,841              7,315
Audit Fees ...............................................         8,515              8,515
Printing Fees ............................................        18,727              2,407
Pricing Fees .............................................         3,794              6,633
Custodian Fees ...........................................         2,395             18,200
Other Expenses ...........................................           752                223
                                                             -----------        -----------
   TOTAL EXPENSES ........................................       366,893            216,691
                                                             -----------        -----------
Less:
Waiver of Investment Advisory Fees .......................       (80,987)           (34,888)
Reimbursement of Expenses by Investment Adviser ..........      (122,261)           (41,807)
Fees Paid Directly -- Note 4 .............................        (1,672)              (436)
                                                             -----------        -----------
   NET EXPENSES ..........................................       161,973            139,560
                                                             -----------        -----------
NET INVESTMENT INCOME ....................................     1,029,946            110,377
                                                             -----------        -----------
NET REALIZED GAIN (LOSS) ON:
   Investments (including securities sold short) .........       (35,035)            73,688
   Written Option Contracts ..............................       256,088           (174,316)
   Foreign Currency Transactions .........................      (329,771)               959
   Futures Contracts .....................................       (63,219)                --
                                                             -----------        -----------
   TOTAL NET REALIZED LOSS ...............................      (171,937)           (99,669)
                                                             -----------        -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments (including securities sold short) .........      (376,654)           169,944
   Written Option Contracts ..............................        64,957                 --
   Foreign Currency Transactions .........................      (170,642)             1,812
   Futures Contracts .....................................        27,822            195,575
                                                             -----------        -----------
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ..      (454,517)           367,331
                                                             -----------        -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ...............      (626,454)           267,662
                                                             -----------        -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........   $   403,492        $   378,039
                                                             ===========        ===========





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS
                                                                  JUNE 30, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     SHORT-TERM INCOME FUND             GLOBAL LONG-SHORT FUND
                                                                 ------------------------------     ------------------------------
                                                                   SIX MONTHS          YEAR          SIX MONTHS           YEAR
                                                                     ENDED            ENDED             ENDED            ENDED
                                                                 JUNE 30, 2006,    DECEMBER 31,     JUNE 30, 2006     DECEMBER 31,
                                                                  (UNAUDITED)          2005          (UNAUDITED)          2005
                                                                 --------------    ------------     -------------     ------------
OPERATIONS:
   Net Investment Income ....................................    $    1,029,946    $    949,793     $     110,377     $     14,207
   Net Realized Gain (Loss) .................................          (171,937)        191,234           (99,669)         287,370
   Net Change in Unrealized Appreciation (Depreciation) .....          (454,517)        (94,404)          367,331          (38,024)
                                                                 --------------    ------------     -------------     ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....           403,492       1,046,623           378,039          263,553
                                                                 --------------    ------------     -------------     ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ....................................        (1,067,578)     (1,743,307)               --               --
                                                                 --------------    ------------     -------------     ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ........................        (1,067,578)     (1,743,307)               --               --
                                                                 --------------    ------------     -------------     ------------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class Shares:
      Issued ................................................        31,523,865      39,341,295         3,937,802        8,588,604
      In Lieu of Cash Distributions .........................         1,051,296       1,712,438                --               --
      Redemption Fees .......................................                --              --                --              901
      Redeemed ..............................................       (17,255,050)    (17,882,032)       (1,941,839)      (6,016,985)
                                                                 --------------    ------------     -------------     ------------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS .............        15,320,111      23,171,701         1,995,963        2,572,520
                                                                 --------------    ------------     -------------     ------------
   TOTAL INCREASE IN NET ASSETS .............................        14,656,025      22,475,017         2,374,002        2,836,073
                                                                 --------------    ------------     -------------     ------------
NET ASSETS:
   Beginning of Period ......................................        48,349,206      25,874,189         5,479,375        2,643,302
                                                                 --------------    ------------     -------------     ------------
   End of Period ............................................    $   63,005,231    $ 48,349,206     $   7,853,377     $  5,479,375
                                                                 ==============    ============     =============     ============
Undistributed Net Investment Income
   (Distributions in Excess of Net Investment Income) .......    $     (293,042)   $   (255,410)    $     110,377     $         --
                                                                 ==============    ============     =============     ============
SHARE TRANSACTIONS:
   Institutional Class Shares:
      Issued ................................................         3,094,040       3,775,768           365,758          871,708
      In Lieu of Cash Distributions .........................           103,336         165,645                --               --
      Redeemed ..............................................        (1,692,078)     (1,717,895)         (183,611)        (617,558)
                                                                 --------------    ------------     -------------     ------------
   NET INCREASE IN SHARES OUTSTANDING
      FROM SHARE TRANSACTIONS ...............................         1,505,298       2,223,518           182,147          254,150
                                                                 ==============    ============     =============     ============





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          SHORT-TERM INCOME FUND

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  SELECTED PER SHARE DATA & RATIOS
                                                                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                          SIX MONTHS                     YEARS ENDED DECEMBER 31,
                                                             ENDED       ---------------------------------------------------------
                                                         JUNE 30, 2006
                                                         (UNAUDITED)@     2005         2004        2003       2002(1)       2001
                                                         -------------   -------      -------     -------     -------      -------
Net Asset Value,
   Beginning of Period ................................    $  10.24      $ 10.37      $ 10.45     $ 10.19     $  9.93      $  9.92
                                                           --------      -------      -------     -------     -------      -------
Income (Loss) from Investment Operations:
   Net Investment Income ..............................        0.29*        0.28*        0.16*       0.16*       0.21         0.67
   Net Realized and Unrealized Gain (Loss) ............       (0.21)*       0.05*        0.06*       0.42*       0.41         0.01
                                                           --------      -------      -------     -------     -------      -------
   Total from Investment Operations ...................        0.08         0.33         0.22        0.58        0.62         0.68
                                                           --------      -------      -------     -------     -------      -------
Dividends and Distributions:
   Net Investment Income ..............................       (0.20)       (0.46)       (0.27)      (0.32)      (0.36)       (0.67)
   Net Realized Gains .................................          --           --        (0.03)         --          --           --
                                                           --------      -------      -------     -------     -------      -------
   Total Dividends and Distributions ..................       (0.20)       (0.46)       (0.30)      (0.32)      (0.36)       (0.67)
                                                           --------      -------      -------     -------     -------      -------
Net Asset Value,
   End of Period ......................................    $  10.12      $ 10.24      $ 10.37     $ 10.45     $ 10.19      $  9.93
                                                           ========      =======      =======     =======     =======      =======
TOTAL RETURN+ .........................................        0.78%        3.20%        2.12%       5.76%       6.39%        7.02%
                                                           ========      =======      =======     =======     =======      =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .................    $ 63,005      $48,349      $25,874     $15,055     $ 3,913      $ 4,595
Ratio of Expenses to Average Net Assets ...............        0.60%(2)     0.60%(2)     0.60%       0.60%       0.60%        0.60%
Ratio of Expenses to Average Net Assets (excluding
   Waivers, Reimbursements and Fees Paid Indirectly) ..        1.36%        1.12%        1.55%       2.26%       4.31%        3.39%
Ratio of Net Investment Income to Average Net Assets ..        3.82%        2.70%        1.55%       1.53%       2.08%        5.20%
Portfolio Turnover Rate ...............................           5%         100%          25%         22%        113%         167%

  @ ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  *   PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE OUTSTANDING SHARES.
  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND ANALYTIC SHORT-TERM INCOME FUND ACQUIRED THE ASSETS OF THE UAM ANALYTIC SHORT-TERM INCOME FUND, A SERIES OF THE UAM FUNDS, INC. II. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND ANALYTIC SHORT-TERM INCOME FUND PRIOR TO ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM ANALYTIC SHORT-TERM INCOME FUND.
(2) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 0.60%.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  SELECTED PER SHARE DATA & RATIOS
                                                                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                          SIX MONTHS                     YEARS ENDED DECEMBER 31,
                                                             ENDED       ---------------------------------------------------------
                                                         JUNE 30, 2006
                                                         (UNAUDITED)@     2005         2004        2003       2002(2)       2001
                                                         -------------   -------      -------     -------     -------      -------
Net Asset Value,
   Beginning of Period ................................    $  10.06      $  9.10      $  8.51     $  6.75     $  7.44      $  9.78
                                                           --------      -------      -------     -------     -------      -------
Income (Loss) from Investment Operations:
   Net Investment Income (Loss) .......................        0.17*        0.03*       (0.12)*      0.03*       0.12         0.03
   Net Realized and Unrealized Gain (Loss) ............        0.58*        0.93*        0.71*       1.76*      (0.62)       (2.32)
                                                           --------      -------      -------     -------     -------      -------
Total from Investment Operations ......................        0.75         0.96         0.59        1.79       (0.50)       (2.29)
                                                           --------      -------      -------     -------     -------      -------
Redemption Fees .......................................          --           --**         --          --          --           --
                                                           --------      -------      -------     -------     -------      -------
Dividends and Distributions:
   Net Investment Income ..............................          --           --        (0.00)**    (0.03)      (0.19)(1)    (0.05)
   Net Realized Gain ..................................          --           --           --          --          --           --
                                                           --------      -------      -------     -------     -------      -------
   Total Dividends and Distributions ..................          --           --        (0.00)**    (0.03)      (0.19)(1)    (0.05)
                                                           --------      -------      -------     -------     -------      -------
Net Asset Value,
   End of Period ......................................    $  10.81      $ 10.06      $  9.10     $  8.51     $  6.75      $  7.44
                                                           ========      =======      =======     =======     =======      =======
TOTAL RETURN+ .........................................        7.46%       10.55%        6.98%      26.59%      (6.73)%     (23.41)%
                                                           ========      =======      =======     =======     =======      =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .................    $  7,853      $ 5,479      $ 2,643     $ 2,267     $ 1,471      $ 4,599
Ratio of Expenses to Average Net Assets
   (including Dividend Expense) .......................        4.00%(4)     4.04%(3)     3.90%       2.04%       1.30%        1.30%
Ratio of Expenses to Average Net Assets
   (excluding Dividend Expense) .......................        1.30%(4)     1.31%(3)     1.30%       1.30%       1.30%        1.30%
Ratio of Expenses to Average Net Assets
   (excluding Waivers, Reimbursement and Fees Paid
   Indirectly, Including Dividend Expense) ............        6.21%        6.13%        8.06%       7.42%       6.92%        4.78%
Ratio of Net Investment Income (Loss) to Average Net
   Assets .............................................        3.16%        0.28%       (1.41)%      0.35%       1.05%        0.84%
Portfolio Turnover Rate ...............................          91%         134%          73%        162%++      198%         176%

  @ ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  *   PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE OUTSTANDING SHARES.
 **   AMOUNT REPRESENTS LESS THAN $0.01.
  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 ++ RATIO HAS BEEN RESTATED. THE RATIO IMPROPERLY INCLUDED THE EFFECTS OF SHORT SALE ACTIVITY, SUCH EFFECTS HAVE BEEN APPROPRIATELY EXCLUDED FROM THE RESTATED RATIOS. THE RESTATEMENT HAD NO EFFECTS ON THE NET ASSETS VALUES OF THE FUND.
(1)   INCLUDES A RETURN OF CAPITAL OF $(0.002).
(2) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND ANALYTIC GLOBAL LONG-SHORT FUND ACQUIRED THE ASSETS OF THE UAM ANALYTIC INTERNATIONAL FUND, A SERIES OF THE UAM FUNDS, INC. II. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND ANALYTIC GLOBAL LONG-SHORT FUND PRIOR TO ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM ANALYTIC INTERNATIONAL FUND.
(3) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS (BOTH INCLUDING AND EXCLUDING DIVIDEND EXPENSE) EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIOS WOULD HAVE BEEN 4.03% (INCLUDING DIVIDEND EXPENSE) AND 1.30% (EXCLUDING DIVIDEND EXPENSE), RESPECTIVELY. FOR THE YEAR ENDED DECEMBER 31, 2005.
(4) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS (BOTH INCLUDING AND EXCLUDING DIVIDEND EXPENSE) EXCLUDES THE EFFECTS OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIOS WOULD HAVE BEEN 4.00% (INCLUDING DIVIDEND EXPENSE) AND 1.30% (EXCLUDING DIVIDEND EXPENSE), RESPECTIVELY, FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2006.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS
                                                                  JUNE 30, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 37 funds. The financial statements herein are those of the Analytic Short-Term Income Fund (the "Short-Term Income Fund") and Analytic Global Long-Short Fund (the "Global Long-Short Fund"), (the "Funds"). The Trust is registered to offer Institutional Class Shares of the Short-Term Income Fund and Global Long-Short Fund. The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

--------------------------------------------------------------------------------
      The Global Long-Short Fund use FT Interactive ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser to the Fund believes that the fair values provided by FT are not reliable, the Adviser contacts the Fund's administrator and requests that a meeting of the Committee be held.

      If a local market in which the Portfolio owns securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by FT using the predetermined confidence interval discussed above.

      Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options, and the most recent ask price for written options. Options not traded on a national  securities  exchange  are valued in  accordance  with Fair Value
      Procedures   established  by  the  Funds'  Board.

      For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates its net asset value, it may request that a Committee meeting be called. In addition, the Funds' Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

      SECURITY TRANSACTION AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Discounts and premiums on securities purchased are amortized using the scientific method that approximates the effective interest method.

      FOREIGN CURRENCY TRANSLATION -- The books and records of the Global Long-Short Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

--------------------------------------------------------------------------------
      losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the statement of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Global Long-Short Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD FOREIGN CURRENCY CONTRACTS -- The Funds may enter into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default.

      FUTURES CONTRACTS -- Each of the Funds may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, a Fund will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by a Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and a Fund's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Additionally, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

      DERIVATIVE FINANCIAL INSTRUMENTS -- Each Fund may utilize various call options, put options and financial futures strategies in pursuit of its objective. These techniques will be used primarily to hedge against changes in security prices, interest rates, or foreign currency exchange rates on securities held or intended to be acquired by the Funds. These techniques are intended to act as an efficient means of adjusting exposure to stock and bond markets and to reduce the volatility of the currency exposure associated with foreign securities. The Funds will only write covered call and put options on common stock or stock indices.

      WRITTEN OPTIONS -- When a covered put or call option is written in a Fund, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability will be subsequently marked-to-market to reflect the current market value of the option written. When a Fund writes a covered option, securities equal in value to the exercise price are placed in a segregated account to collateralize the outstanding option.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

--------------------------------------------------------------------------------
      When a covered written call expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

      When a covered written put expires, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain or loss on the option transaction and the liability related to such option is extinguished. When a put option is exercised, the Fund purchases the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.

      The Funds write option contracts with off-balance sheet risk in the normal course of their investment activities in order to manage exposure to market risks such as interest rates. The contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

      SHORT SALES -- As consistent with the Funds' investment objectives, the Funds may engage in short sales that are "uncovered." Uncovered short sales are transactions under which the Funds sell a security they do not own. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. Until the security is replaced, the Funds are required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Funds also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

      Until the Funds close their short position or replace the borrowed security, the Funds will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Funds' short positions.

      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income for the Short-Term Income Fund are declared daily and paid monthly. Dividends from net investment income for the Global Long-Short Fund are declared and paid annually, if any. Distributions of net realized capital gains, if any, for the Funds, will be distributed annually.

      REDEMPTION FEES -- The Global Long-Short Fund retains a redemption fee of 2.00% on redemptions of capital shares held less than 60 days. For the six months ended June 30, 2006, there were no redemption fees retained by the Global Long-Short Fund.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

--------------------------------------------------------------------------------
3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investment Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, FEES PAID INDIRECTLY, SHAREHOLDER SERVICING, DISTRIBUTION AND TRANSFER AGENCY AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one fund, $250,000 for two funds, $350,000 for three funds, plus $75,000 per additional fund, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Funds' average daily net assets. For the six months ended June 30, 2006, the Administrator was paid 0.41% of the Funds' average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the arrangement.

The Funds earned cash management credits which are used to offset transfer agent expenses. During the period, Short-Term Income Fund and Global Long-Short Fund earned credits of $1,672 and $436, respectively, which were used to offset transfer agent expenses. These are presented as "Fees Paid Indirectly" in the Statements of Operations.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Funds for providing a variety of services, including record keeping and transaction processing. These shareholder servicing fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds' transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Analytic Investors, Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings, Inc.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds at a fee calculated at an annual rate of 0.30% of the average daily net assets of the Short-Term Income Fund; and 1.00% of the average daily net assets of the Global Long-Short Fund.

The Adviser has voluntarily agreed to waive or limit its advisory fees or assume other expenses to limit the total annual fund operating expenses of each Analytic Fund (excluding dividend expenses) as follows: 0.60% of the Short-Term Income Fund and 1.30% of the Global Long-Short Fund. The fee waiver/expense reimbursement arrangement for each Fund can be terminated at any time at the option of the Adviser.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

--------------------------------------------------------------------------------
Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

6. INVESTMENT TRANSACTIONS:

The cost of securities purchased and the proceeds from securities sold and maturities, other than short-term investments and options, for the six months ended June 30, 2006, were as follows:

                                                                     U.S. GOVT.          U.S. GOVT.
                             PURCHASES      SALES AND MATURITIES     PURCHASES      SALES AND MATURITIES
                            -----------     --------------------    -----------     --------------------
   Short-Term Income Fund   $10,527,687          $1,486,537         $10,527,687           $999,137
   Global Long-Short Fund     6,225,926           2,805,982                  --                 --

Transactions in option contracts written in the Short-Term Income Fund for the six months ended June 30, 2006, were as follows:

                                                         NUMBER OF
                                                         CONTRACTS    PREMIUMS
                                                         ---------    ---------
   Outstanding at December 31, 2005                          415      $  57,468
   Options written                                         3,316        574,792
   Options terminated in closing purchase transactions      (345)      (107,110)
   Options expired                                        (2,644)      (395,145)
                                                          ------      ---------
   Outstanding at June 30, 2006                              742      $ 130,005
                                                          ======      =========

7. FEDERAL TAX INFORMATION:

It is the Funds' intention to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments and foreign currency transactions.

Permanent book and tax basis differences relating to the recognition of premium amortization, net operating losses, reclassification of foreign exchange gain
(loss), and expiring capital loss carryforwards may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain
(loss) and paid-in-capital.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                                  ORDINARY         LONG TERM
   FUNDS                           INCOME        CAPITAL GAINS        TOTAL
   -----                         ----------      -------------      ----------
   Short-Term Income Fund
   2005                          $1,743,307           $--           $1,743,307
   2004                             701,927            --              701,927
   Global Long-Short Fund
   2005                                  --           $--                   --
   2004                               1,108            --                1,108

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

--------------------------------------------------------------------------------
As of December 31, 2005, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

                                                      -------------------------
                                                      SHORT-TERM      GLOBAL
                                                        INCOME      LONG-SHORT
                                                         FUND          FUND
                                                      -----------   -----------
   Undistributed Ordinary Income                      $       263   $        --
   Undistributed Long-Term Capital Gains                       --            --
   Capital Loss Carryforwards                            (634,202)   (1,594,491)
   Net Unrealized Appreciation (Depreciation)            (338,088)       98,348
   Other Temporary Differences                           (153,700)       56,569
                                                      -----------   -----------
   Total Distributable Earnings (Accumulated Losses)  $(1,125,727)  $(1,439,574)
                                                      ===========   ===========

For Federal income tax purposes, net capital loss carryforwards (which will expire in the years indicated) may be carried forward and applied against future net capital gains as follows:

   FUNDS                        2007       2008         2009       2010       2013        TOTAL
   -----                     -------    -------   ----------    -------   --------   ----------
   Short-Term Income Fund    $70,796    $20,184   $       --    $    --   $543,222   $  634,202
   Global Long-Short Fund         --         --    1,069,915    524,576         --    1,594,491

During the year ended December 31, 2005, the Global Long-Short Fund utilized net capital loss carryforwards of $200,154, to offset net capital gains. Also, during the year ended December 31, 2005, the Short-Term Income Fund had net capital loss carryforwards expire amounting to $3,860.

Post-October currency losses represent losses realized on foreign currency transactions from November 1, 2005 through December 31, 2005 that, in accordance with Federal income tax regulations the Short-Term Income Fund has elected to defer and treat as having arisen in the following fiscal year.

At June 30, 2006, the total cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds were as follows:

                                                                           NET UNREALIZED
                                FEDERAL      APPRECIATED    DEPRECIATED     APPRECIATION
   FUNDS                       TAX COST      SECURITIES     SECURITIES     (DEPRECIATION)
   -----                      -----------    -----------    -----------    --------------
   Short-Term Income Fund     $63,333,311     $  32,128      $(752,321)      $ (720,193)
   Global Long-Short Fund       9,180,883       973,625       (306,663)         666,962

8. INVESTMENT RISKS:

At June 30, 2006, the net assets of the Global Long-Short Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of, and investment income from, such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of government supervision and regulation of foreign securities markets and the possibility of political or economic instability.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

--------------------------------------------------------------------------------
9. OTHER:

At June 30, 2006,  the  percentage  of total shares  outstanding  held by record
shareholders   each  owning  10%  or  greater  of  the  aggregate  total  shares outstanding for each Fund was as follows:

   FUNDS                           NO. OF SHAREHOLDERS       % OWNERSHIP
   -----                           -------------------       -----------
   Short-Term Income Fund                   2                   84.18%
   Global Long-Short Fund                   4                   85.14

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

--------------------------------------------------------------------------------
                                   BEGINNING      ENDING               EXPENSES
                                     ACCOUNT     ACCOUNT   ANNUALIZED      PAID
                                       VALUE       VALUE      EXPENSE    DURING
                                      1/1/06     6/30/06       RATIOS   PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Analytic Short Term Income Fund    $1,000.00   $1,007.80        0.60%    $ 2.99
Analytic Global Long/Short Fund     1,000.00    1,074.60        4.00      20.58

HYPOTHETICAL 5% RETURN
Analytic Short Term Income Fund    $1,000.00   $1,021.82        0.60%    $ 3.01
Analytic Global Long/Short Fund     1,000.00    1,004.96        4.00      19.88
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value or the period, multiplied by 181/365 (to reflect the one-half year period).

                               THE ANALYTIC FUNDS
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-866-777-7818


                               INVESTMENT ADVISER:
                            Analytic Investors, Inc.
                             500 South Grand Avenue
                                   23rd Floor
                              Los Angeles, CA 90071


                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456


                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456


                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004




              This information must be preceded or accompanied by a
                   current prospectus for the Funds described.






ANA-SA-001-0400

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                    The Advisors' Inner Circle Fund


By (Signature and Title)*                       /s/ James F. Volk
                                                ------------------------
                                                James F. Volk, President

Date:  August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                       /s/ James F. Volk
                                                ------------------------
                                                James F. Volk, President

Date:  August 17, 2006


By (Signature and Title)*                       /s/ Michael Lawson
                                                ------------------------
                                                Michael Lawson
                                                Controller & CFO


Date:  August 17, 2006

* Print the name and title of each signing officer under his or her signature.